Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 343	$ 16	$ 154
Marketable securities	2	1	79
Trade account receivables	2		3,673
Related parties	56	54	36
Other current assets	2	94	91
Total current assets	405	165	4,033
Property and Equipment, net	5	5	13
Intangible assets	7,650	9,000	1,924
Total assets	8,060	9,170	5,970
CURRENT LIABILITIES:
Accounts payable	2,044	1,525	3,184
Other accounts liabilities	700	741	2,560
Deferred revenue	611	537	583
Notes and Loan payable (note 4)	514	109	110
Convertible Note		250
Related parties' payables	12	10	4,919
Loans from related parties	355
Derivative liability		3
Stock based liabilities	15	742	225
Total current liabilities	4,251	3,917	11,581
LONG TERM LIABILITY:
EIDL Loan	89
Total long-term liabilities	89
Related party payables - Long term (Note 6)			806
Derivative liabilities - long term			33
TOTAL LIABILITIES	4,340	3,917	12,420
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock subscribed			100
Series B preferred stock, $0.001 par value, designated 10,000,000; 0 issued and outstanding as of September 30, 2020 and 10,000,000 issued and outstanding as of December 31, 2019	0	10	10
Common stock, authorized 360,000,000 shares, $0.001 par value; 26,475,916 and 4,639,139 issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	26	5	2
Additional paid in capital	28,237	25,246	12,160
Accumulated deficit	(24,543)	(19,390)	(18,070)
Total Cuestas Inc. stockholders' equity	3,720	5,871	(5,798)
Non-controlling interest in subsidiaries		(618)	(652)
Total stockholders' equity	3,720	5,253	(6,450)
Total liabilities and stockholders' equity	$ 8,060	$ 9,170	$ 5,970